Share-based payments - Impact of Spin-off (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Equity Instruments [Line Items]
General and administrative expense		$ 36,536	$ 14,226	$ 8,335
Related to share-based compensation (Note 11.4)
Disclosure Of Other Equity Instruments [Line Items]
General and administrative expense		$ 17,185	$ 4,202	$ 1,300
Therachon Holding AG (Parent Group) | Parent
Disclosure Of Other Equity Instruments [Line Items]
General and administrative expense	$ 1,200
Therachon Holding AG (Parent Group) | Related to share-based compensation (Note 11.4) | Parent
Disclosure Of Other Equity Instruments [Line Items]
General and administrative expense	$ 360